Provisions - Spanish Entities - Fair Value Of Plan Assets And Insurance Contracts Linked To Pensions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Post-Employment Plans
Insurance contracts linked to pensions
Fair value of insurance contracts linked to pensions at beginning of year	€ 269	€ 299	€ 345
Expected return on insurance contracts linked to pensions	4	5	6
Benefits paid	(29)	(32)	(34)
Paid premiums	1
Actuarial gains/ (losses)	(7)	(3)	(18)
Fair value of insurance contracts linked to pensions at end of year	238	269	299
Other similar obligations
Insurance contracts linked to pensions
Incorporation of Group companies, net	2
Benefits paid	(1)
Fair value of insurance contracts linked to pensions at end of year	1
Plan Assets | Post-Employment Plans
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	157	157	167
Net inclusion of entities in the Group	(1,507)
Expected return on plan assets	15	4	5
Benefits paid	(58)	(8)	(17)
Contributions/(surrenders)	3	9	1
Actuarial gains/(losses)	24	(2)	(3)
Exchange differences and other items	(8)	(3)	4
Fair value of plan assets at end of year	1,640	€ 157	€ 157
Plan Assets | Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
Net inclusion of entities in the Group	(18)
Benefits paid	(1)
Fair value of plan assets at end of year	€ 17